UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Currency Income Funds

Semi-Annual Report

For the period ended February 28, 2009

Domestic Currency Income Fund:

WisdomTree U.S. Current Income Fund

International Currency Income Funds:

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust. “Dreyfus” is a registered mark of The Dreyfus Corporation and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree U.S. Current Income Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree U.S. Current Income Fund (ticker symbol: USY) seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in very short-term, high-quality money market instruments denominated in U.S. dollars. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

On or about May 25, 2009, WisdomTree U.S. Current Income Fund will change its investment objective. Current market conditions have lowered investment yields on short-term instruments. This has presented a challenging environment for portfolios, including the Fund, that invest in money market securities. In order to attempt to generate more income while maintaining the Fund’s focus on high-quality, investment grade instruments, beginning in May, the Fund will increase its investment in government securities and other instruments with relatively longer remaining maturities.

To better reflect this change in focus, the Fund will be renamed the WisdomTree U.S. Short-Term Government Income Fund. The Fund’s new investment objective will be to seek to generate current income and total return in a manner that is consistent with low fluctuations in principal value by investing primarily in very short-term government securities. The Fund’s average portfolio maturity will be extended from 3 months or less to 6 months or less. The Fund will focus its portfolio investments on investment grade government securities, including Treasury and Agency securities, and government-supported corporate bonds.

The WisdomTree U.S. Current Income Fund returned 0.91% on net asset value (“NAV”) since its inception on May 20, 2008 (for more complete performance information please see below).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.25%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	0.08%	0.30%	N/A	N/A	N/A	0.91%
Market Price Returns††	0.12%	0.18%	N/A	N/A	N/A	0.87%
Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index	0.25%	0.99%	2.31%	3.54%	3.58%	1.64%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 20, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	1

Performance Summary (unaudited)

WisdomTree Dreyfus Brazilian Real Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree Dreyfus Brazilian Real Fund (ticker symbol: BZF) seeks to earn current income reflective of money market rates in Brazil available to foreign investors, and to provide exposure to movements in the Brazilian Real relative to the U.S. Dollar. The Brazilian Real is a developing market currency which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

On or about July 1, 2009 the WisdomTree Dreyfus Brazilian Real Fund will change its investment objective to seek to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian Real relative to the U.S. Dollar. The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on achieving performance through total return.

The WisdomTree Dreyfus Brazilian Real Fund returned -24.00% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Brazilian Real declined 30.05% in value relative to the U.S. Dollar since the Fund’s inception. The deepening financial crisis, global economic slowdown and the intensification of investor risk aversion were contributing factors to the weakness of the Brazilian Real relative to the U.S. Dollar, specifically during the last four months of 2008. The difference between the Fund’s return and the spot currency return was largely driven by the interest return generated by the Fund’s investments offering exposure to Brazilian money market rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	-0.60%	-27.68%	N/A	N/A	N/A	-24.00%
Market Price Returns††	-0.62%	-28.72%	N/A	N/A	N/A	-26.06%
Brazilian Real	-3.72%	-31.25%	N/A	N/A	N/A	-30.05%
AIG Emerging Market Foreign Exchange Brazilian Real Total Return Sub-Index	1.11%	-26.87%	-21.19%	19.30%	14.82%	-22.92%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree Dreyfus Chinese Yuan Fund (ticker symbol: CYB) seeks to earn current income reflective of money market rates in China available to foreign investors, and to provide exposure to movements in the Chinese Yuan relative to the U.S. Dollar. The Chinese Yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

On or about July 1, 2009 the WisdomTree Dreyfus Chinese Yuan Fund will change its investment objective to seek to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese Yuan relative to the U.S. Dollar. The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on achieving performance through total return.

The WisdomTree Dreyfus Chinese Yuan Fund returned 3.62% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Chinese Yuan has appreciated 2.31% in value relative to the U.S. Dollar since the Fund’s inception. Much of the Chinese Yuan appreciation relative to the U.S. Dollar came during the summer of 2008; the currency has been relatively stable since the financial crisis intensified in the Fall of 2008. The difference between the Fund’s return and the spot currency return was driven by several factors, including interest return reflective of Chinese money market rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	1.42%	1.50%	N/A	N/A	N/A	3.62%
Market Price Returns††	1.53%	1.25%	N/A	N/A	N/A	2.42%
Chinese Yuan	-0.07%	0.00%	N/A	N/A	N/A	2.31%
AIG Emerging Market Foreign Exchange Chinese Yuan Total Return Sub-Index	2.01%	2.66%	4.12%	3.54%	4.24%	4.83%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	3

Performance Summary (unaudited)

WisdomTree Dreyfus Euro Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree Dreyfus Euro Fund (ticker symbol: EU) seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Euro Fund returned -15.94% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Euro declined 17.84% in value relative to the U.S. Dollar since the Fund’s inception. The Euro declined relative to the U.S. Dollar, as the deepening financial crisis intensified investor risk aversion and sparked a flight to quality to dollar-based assets. The difference between the Fund’s return and the spot currency return was largely driven by the interest income generated by the Fund’s investments in Euro-denominated money market securities.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	0.43%	-12.55%	N/A	N/A	N/A	-15.94%
Market Price Returns††	0.82%	-12.48%	N/A	N/A	N/A	-16.15%
EURO	0.09%	-13.73%	N/A	N/A	N/A	-17.84%
Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	0.81%	-12.08%	-12.87%	3.52%	4.73%	-15.19%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Indian Rupee Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree Dreyfus Indian Rupee Fund (ticker symbol: ICN) seeks to earn current income reflective of money market rates in India available to foreign investors, and to provide exposure to movements in the Indian Rupee relative to the U.S. Dollar. The Indian Rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

On or about July 1, 2009 the WisdomTree Dreyfus Indian Rupee Fund will change its investment objective to seek to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian Rupee relative to the U.S. Dollar. The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on achieving performance through total return.

The WisdomTree Dreyfus Indian Rupee Fund returned -9.38% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Indian Rupee declined 17.01% in value relative to the U.S. Dollar since the Fund’s inception. The deepening financial crisis, global economic slowdown and the intensification of investor risk aversion were contributing factors to the weakness of the Indian Rupee relative to the U.S. Dollar, specifically during the last four months of 2008. The difference between the Fund’s return and the spot currency return was largely driven by the interest return generated by the Fund’s investments offering exposure to Indian money market rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	2.78%	-8.56%	N/A	N/A	N/A	-9.38%
Market Price Returns††	2.78%	-8.60%	N/A	N/A	N/A	-10.11%
Indian Rupee	-1.91%	-14.30%	N/A	N/A	N/A	-17.01%
AIG Emerging Market Foreign Exchange Indian Rupee Total Return Sub-Index	1.75%	-6.34%	-12.46%	5.00%	7.04%	-7.52%
††	Performance of less than one year is cumulative.

[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	5

Performance Summary (unaudited)

WisdomTree Dreyfus Japanese Yen Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree Dreyfus Japanese Yen Fund (ticker symbol: JYF) seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese Yen. Although the Fund invests in very short-term, investment grade instruments, the Fund is not “money market” a fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Japanese Yen Fund returned 5.64% on net asset value (“NAV”) since its inception on May 21, 2008 (for more complete performance information please see below). The Yen appreciated 5.53% in value relative to U.S. Dollar since the Fund’s inception. The Yen appreciated relative to the U.S. Dollar as risk-sensitive trades funded with Yen borrowing were unwound on a large scale during the financial crisis. The difference between the Fund’s return and the spot currency return was largely driven by the interest income generated by the Fund’s investments in Yen-denominated money market securities.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	-2.66%	11.05%	N/A	N/A	N/A	5.64%
Market Price Returns††	-1.62%	11.23%	N/A	N/A	N/A	5.51%
Japanese Yen	-2.66%	10.92%	N/A	N/A	N/A	5.53%
Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index	-2.50%	11.27%	8.80%	2.53%	2.13%	6.03%
††	Performance of less than one year is cumulative.

[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 21, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree Dreyfus New Zealand Dollar Fund (ticker symbol: BNZ) seeks to earn current income reflective of money market rates in New Zealand available to foreign investors, and to provide exposure to movements in the New Zealand Dollar relative to the U.S. Dollar. The New Zealand Dollar is a developed market currency, which can experience periods of significant volatility. Although each fund invests in very short-term, investment grade instruments, the funds are not “money market” funds and it is not the objective of the funds to maintain a constant share price.

On or about July 1, 2009 the WisdomTree Dreyfus New Zealand Dollar Fund will change its investment objective to seek to achieve total returns reflective of both money market rates in New Zealand available to foreign investors and changes in value of the New Zealand Dollar relative to the U.S. Dollar. The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on achieving performance through total return.

The WisdomTree Dreyfus New Zealand Dollar Fund returned -30.83% on net asset value (“NAV”) since its inception on June 25, 2008 (for more complete performance information please see below). The New Zealand Dollar declined 33.80% in value relative to the U.S. Dollar since the Fund’s inception. The deepening financial crisis, global economic slowdown and the intensification of investor risk aversion were contributing factors to the weakness of the New Zealand Dollar relative to the U.S. Dollar, specifically during the last four months of 2008. The difference between the Fund’s return and the spot currency return was largely driven by the interest return generated by the Fund’s investments offering exposure to New Zealand money market rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	-7.74%	-26.72%	N/A	N/A	N/A	-30.83%
Market Price Returns††	-8.15%	-26.93%	N/A	N/A	N/A	-31.74%
New Zealand Dollar	-8.61%	-28.80%	N/A	N/A	N/A	-33.80%
Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	-7.37%	-26.36%	-33.71%	0.92%	5.99%	-30.51%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	7

Performance Summary (unaudited)

WisdomTree Dreyfus South African Rand Fund

Investment Breakdown† as of 2/28/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

The WisdomTree Dreyfus South African Rand Fund (ticker symbol: SZR) seeks to earn current income reflective of money market rates in South Africa available to foreign investors, and to provide exposure to movements in the South African Rand relative to the U.S. Dollar. The South African Rand is a developing market currency, which can experience periods of significant volatility. Although each fund invests in very short-term, investment grade instruments, the funds are not “money market” funds and it is not the objective of the funds to maintain a constant share price.

On or about July 1, 2009 the WisdomTree Dreyfus South African Rand Fund will change its investment objective to seek to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African Rand relative to the U.S. Dollar. The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on achieving performance through total return.

The WisdomTree Dreyfus South African Rand Fund returned -14.96% on net asset value (“NAV”) since its inception on June 25, 2008 (for more complete performance information please see below). The South African Rand declined 21.28% in value relative to the U.S. Dollar since the Fund’s inception. The deepening financial crisis, global economic slowdown and the intensification of investor risk aversion were contributing factors to the weakness of the South African Rand relative to the U.S. Dollar, specifically during the last four months of 2008. The difference between the Fund’s return and the spot currency return was largely driven by the interest return generated by the Fund’s investments offering exposure to South African money market rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/09

	3-Month	6-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	2.41%	-18.99%	N/A	N/A	N/A	-14.96%
Market Price Returns††	1.25%	-20.23%	N/A	N/A	N/A	-16.75%
South African Rand	0.20%	-23.49%	N/A	N/A	N/A	-21.28%
AIG Emerging Market Foreign Exchange South African Rand Total Return Sub-Index	3.26%	-18.07%	-14.96%	0.95%	5.59%	-15.50%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Currency Income Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 9/01/08 to 2/28/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Currency Income Funds	9

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Annualized Expense Ratio Based on the Period 9/01/08 to 2/28/09	Expenses Paid During the Period† 9/01/08 to 2/28/09
WisdomTree U.S. Current Income Fund
Actual	$1,000.00	$1,003.05	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
WisdomTree Dreyfus Brazilian Real Fund
Actual	$1,000.00	$723.22	0.45%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Dreyfus Chinese Yuan Fund
Actual	$1,000.00	$1,015.02	0.45%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Dreyfus Euro Fund
Actual	$1,000.00	$874.47	0.35%	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
WisdomTree Dreyfus Indian Rupee Fund
Actual	$1,000.00	$914.36	0.45%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Dreyfus Japanese Yen Fund
Actual	$1,000.00	$1,110.51	0.35%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
WisdomTree Dreyfus New Zealand Dollar Fund
Actual	$1,000.00	$732.83	0.45%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Dreyfus South African Rand Fund
Actual	$1,000.00	$810.13	0.45%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

10	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree U.S. Current Income Fund

February 28, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 83.4%
Federal Home Loan Bank
0.25%, 3/16/09*	$1,900,000	$1,899,789
2.88%, 6/16/09	800,000	805,298
3.35%, 7/09/09	200,000	201,952
Federal Home Loan Mortgage Corp.
2.55%, 4/21/09	3,200,000	3,209,752
3.38%, 4/15/09	1,200,000	1,203,936
Federal National Mortgage Association
4.25%, 5/15/09	1,020,000	1,027,283

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $8,350,055)		8,348,010
CORPORATE BONDS – 10.1%
Financials – 10.1%
Bank of America Corp.
1.47%, 4/30/12**	500,000	502,703
Morgan Stanley
1.51%, 2/10/12**	500,000	502,402

TOTAL CORPORATE BONDS (Cost: $1,002,850)		1,005,105
MONEY MARKET FUND – 5.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a)
(Cost: $591,394)	591,394	591,394
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $9,944,299)(b)		9,944,509
Other Assets in Excess of Liabilities – 0.6%		62,069

NET ASSETS – 100.0%		$10,006,578
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2009. Date represents the ultimate maturity date.

(a)	Rate shown represents annualized 7-day yield as of February 28, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as of book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	11

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund

February 28, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 60.4%
Federal Home Loan Bank
2.20%, 4/01/09	$440,000	$440,662
4.75%, 4/24/09	2,055,000	2,068,613
2.75%, 5/07/09	2,975,000	2,986,644
4.25%, 5/15/09	3,425,000	3,450,444
5.13%, 6/04/09	500,000	505,796
5.38%, 7/17/09	2,340,000	2,381,996
Federal Home Loan Mortgage Corp.
0.30%, 3/18/09*	5,000,000	4,999,250
3.50%, 4/06/09	1,000,000	1,002,913
2.55%, 4/21/09	4,650,000	4,664,171
4.25%, 7/15/09	10,278,000	10,417,133
Federal National Mortgage Association
0.30%, 3/04/09*	1,200,000	1,199,960
3.13%, 3/16/09	1,500,000	1,501,749

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $35,633,084)		35,619,331
COMMERCIAL PAPER – 1.7%
Banks – 1.7%
Bank of America Corp. TLGP
0.38%, 4/27/09*
(Cost: $999,398)	1,000,000	999,388
MONEY MARKET FUND – 5.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a)
(Cost: $3,270,536)	3,270,536	3,270,536
REPURCHASE AGREEMENT – 33.9%

Citigroup Inc. tri-party repurchase agreement

    dated 2/27/09, 0.20% due 3/02/09;

    Proceeds at maturity - $20,004,545 (Fully collateralized by U.S. Treasury Notes, 2.125% due 1/31/10; Market value - $20,404,381)

(Cost: $20,004,212)	20,004,212	20,004,212
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $59,907,230)(b)		59,893,467
Liabilities in Excess of Other Assets – (1.6)%		(964,153)

NET ASSETS – 100.0%		$58,929,314
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 28, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

12	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund

February 28, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 49.7%
Federal Home Loan Bank
0.25%, 3/16/09*	$6,100,000	$6,099,322
0.33%, 4/15/09*	5,000,000	4,998,360
0.34%, 4/17/09*	4,695,000	4,693,334
Federal Home Loan Mortgage Corp.
5.75%, 3/15/09	2,275,000	2,280,071
0.30%, 3/18/09*	2,200,000	2,199,670
0.30%, 4/06/09*	800,000	799,754
5.25%, 5/21/09	775,000	782,578
5.00%, 6/11/09	900,000	910,767
4.25%, 7/15/09	5,000,000	5,067,685
Federal National Mortgage Association
0.30%, 3/04/09*	10,492,000	10,491,650
0.30%, 3/11/09*	150,000	149,986
4.88%, 4/15/09	665,000	668,422
4.25%, 5/15/09	1,831,000	1,844,073
5.13%, 7/13/09	1,725,000	1,753,476

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $42,747,217)		42,739,148
COMMERCIAL PAPER – 9.7%
Banks – 4.7%
Bank of America Corp. TLGP
0.38%, 4/27/09*	4,000,000	3,997,551
Financial – 5.0%
GE Capital TLGP
0.48%, 5/27/09*	1,500,000	1,498,260
0.55%, 6/26/09*	1,500,000	1,497,435
0.63%, 7/27/09*	1,300,000	1,296,646

Total Financial		4,292,341
TOTAL COMMERCIAL PAPER (Cost: $8,289,805)		8,289,892
MONEY MARKET FUND – 8.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a)
(Cost: $7,253,355)	7,253,355	7,253,355
REPURCHASE AGREEMENT – 31.4%

Citigroup, Inc. tri-party repurchase

    agreement dated 2/27/09, 0.20% due 3/02/09; Proceeds at maturity -$27,005,753 (Fully collateralized by U.S. Treasury Notes, 2.125% 1/31/10: Market value - $27,545,437)

(Cost: $27,005,303)	27,005,303	27,005,303
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $85,295,680)(b)		85,287,698
Cash and Other Assets in Excess of Liabilities – 0.8%		705,778

NET ASSETS – 100.0%		$85,993,476
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 28, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	13

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund

February 28, 2009

Investments	Principal Amount	Value

TIME DEPOSITS – 51.6%
Banks – 51.6%
Citibank
1.00%, 3/06/09	1,143,103 EUR	$1,451,797
Royal Bank of Scotland PLC
1.00%, 3/06/09	1,079,786 EUR	1,371,381
UBS AG
1.00%, 3/06/09	1,110,507 EUR	1,410,399

TOTAL TIME DEPOSITS (Cost: $4,231,911)		4,233,577
FOREIGN GOVERNMENT OBLIGATIONS – 48.2%
Sovereign – 48.2%
Dutch Treasury Certificate
1.13%, 3/18/09*	1,040,000 EUR	1,320,121
French Treasury Bill
0.12%, 3/05/09*	848,000 EUR	1,076,985
0.30%, 3/26/09*	190,000 EUR	241,259
German Treasury Bill
0.65%, 3/18/09*	1,039,000 EUR	1,319,167

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,063,260)		3,957,532
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $8,295,171)(a)		8,191,109
Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		12,601

NET ASSETS – 100.0%		$8,203,710

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR – Euro

*	Interest rate shown reflects the discount rate at the time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

14	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund

February 28, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 89.3%
Federal Home Loan Mortgage Corp.
4.75%, 3/05/09	$1,500,000	$1,500,942
3.38%, 4/15/09	1,200,000	1,203,936
2.55%, 4/21/09	3,500,000	3,510,666
4.25%, 7/15/09	1,000,000	1,013,537
Federal National Mortgage Association
0.26%, 3/27/09*	700,000	699,863

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,930,466)		7,928,944
COMMERCIAL PAPER – 4.8%
Financial – 4.8%
GE Capital TLGP*
0.40%, 4/28/09
(Cost: $424,726)	425,000	424,721
MONEY MARKET FUND – 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a)
(Cost: $42,196)	42,196	42,196
REPURCHASE AGREEMENT – 2.2%

Citigroup Inc. tri-party repurchase agreement dated 2/27/09, 0.20% due 3/02/09; Proceeds at maturity – $200,037 (Fully collateralized by U.S. Treasury Notes, 2.13% due 1/31/10; Market value – $204,057)

(Cost: $200,034)	200,034	200,034
TOTAL INVESTMENTS IN SECURITIES – 96.8%
(Cost: $8,597,422)(b)		8,595,895
Cash and Other Assets in Excess of Liabilities – 3.2%		280,591
NET ASSETS – 100.0%		$8,876,486
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 28, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	15

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund

February 28, 2009

Investments	Principal Amount		Value

TIME DEPOSITS – 51.9%
Banks – 51.9%
Citibank
0.04%, 3/06/09	180,002,431	JPY	$1,839,669
Mizuho International PLC
0.05%, 3/06/09	180,002,951	JPY	1,839,675
UBS AG
0.10%, 3/06/09	185,004,458	JPY	1,890,791

TOTAL TIME DEPOSITS (Cost: $5,603,822)			5,570,135
FOREIGN GOVERNMENT OBLIGATIONS – 15.3%
Sovereign – 15.3%
Canadian Government
1.90%, 3/23/09	60,000,000	JPY	613,718
Japan Financing Bill, Series 559
0.24%, 3/27/09*	100,000,000	JPY	1,021,861

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,786,227)			1,635,579
CORPORATE BONDS – 9.5%
Banks – 9.5%
Alliance & Leicester PLC
0.71%, 8/07/09**	40,000,000	JPY	405,746
Inter-American Development Bank
1.90%, 7/08/09	60,000,000	JPY	615,827

TOTAL CORPORATE BONDS (Cost: $1,058,460)			1,021,573
REPURCHASE AGREEMENT – 23.3%

Repurchase agreement dated 2/27/09, 0.10% due 3/02/09 with Royal Bank of Scotland; Proceeds at maturity – 245,013,593 JPY (Fully collateralized by Japan Financing Bills, 0.00% 3/27/09; Japan Government Bond, 1.90% due 12/21/09; Market value – $5,067,318)

(Cost: $2,504,078)	245,011,551	JPY	2,504,078
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $10,952,587)(a)			10,731,365
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.0)%			(4,528)

NET ASSETS – 100.0%			$10,726,837

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

JPY – Japanese Yen

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2009. Date represents the ultimate maturity date.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

16	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund

February 28, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 99.5%
Federal Home Loan Mortgage Corp.
2.55%, 4/21/09
(Cost: $1,705,287)	$1,700,000	$1,705,181
MONEY MARKET FUND – 7.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a)
(Cost: $126,559)	126,559	126,559
TOTAL INVESTMENTS IN SECURITIES – 106.9% (Cost: $1,831,846)(b)		1,831,740
Liabilities in Excess of Other Assets – (6.9)%		(118,177)

NET ASSETS – 100.0%		$1,713,563
(a)	Rate shown represents annualized 7-day yield as of February 28, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	17

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund

February 28, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 97.9%
U. S. Government Agency – 87.9%
Federal Home Loan Mortgage Corp.
2.55%, 4/21/09	$1,750,000	$1,755,333
Treasury Bills – 10.0%
U.S. Treasury Bill
0.21%, 3/12/09*	200,000	199,986
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $1,955,429)		1,955,319
MONEY MARKET FUND – 1.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $34,864)	34,864	34,864
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,990,293)(b)		1,990,183
Other Assets in Excess of Liabilities – 0.3%		6,715

NET ASSETS – 100.0%		$1,996,898
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 28, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

18	WisdomTree Currency Income Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency Income Funds

February 28, 2009

	WisdomTree U.S. Current Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Euro Fund
ASSETS:

Investments, at cost:	$9,944,299	$59,907,230	$85,295,680	$8,295,171

Foreign currency, at cost:	—	—	—	12,977
Investments in securities, at value (including repurchase agreements of $0, $20,004,212, $27,005,303 and $0, respectively) (Note 2)	9,944,509	59,893,467	85,287,698	8,191,109

Cash	—	—	1	—

Foreign currency, at value	—	—	—	13,135

Unrealized appreciation on forward foreign currency contracts	—	361,366	583,329	—

Receivables:

Dividends and interest	64,330	263,410	156,325	235

Capital shares sold	—	—	—	13,616
Total Assets	10,008,839	60,518,243	86,027,353	8,218,095
LIABILITIES:

Due to custodian	—	—	—	10,321

Payables:

Investment securities purchased	—	1,568,135	4,211	—

Advisory fees (Note 3)	2,261	20,794	29,666	2,619

Other accrued expenses	—	—	—	1,445
Total Liabilities	2,261	1,588,929	33,877	14,385
NET ASSETS	$10,006,578	$58,929,314	$85,993,476	$8,203,710
NET ASSETS:

Paid-in capital	$10,005,475	$88,414,040	$86,549,103	$10,846,875

Undistributed (Distributions in excess of) net investment income	811	201,458	(55,619)	(48,208)

Accumulated net realized gain (loss) on investments and foreign currency related transactions	82	(30,033,787)	(1,075,356)	(2,491,225)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	210	347,603	575,348	(103,732)
NET ASSETS	$10,006,578	$58,929,314	$85,993,476	$8,203,710
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,004	3,200,004	3,400,004	400,004
Net asset value per share	$25.02	$18.42	$25.29	$20.51

See Notes to Financial Statements.

WisdomTree Currency Income Funds	19

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency Income Funds

February 28, 2009

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
ASSETS:

Investments, at cost:	$8,597,422	$10,952,587	$1,831,846	$1,990,293

Foreign currency, at cost:	—	60,422	—	—
Investments in securities, at value (including repurchase agreements of $200,034, $2,504,078, $0 and $0, respectively) (Note 2)	8,595,895	10,731,365	1,831,740	1,990,183

Cash	455,905	515	—	—

Foreign currency, at value	—	60,422	—	—

Receivables:

Dividends and interest	87,801	6,909	15,659	16,117

Investment securities sold	—	1,532,839	—	—
Total Assets	9,139,601	12,332,050	1,847,399	2,006,300
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	259,933	—	133,229	8,712

Payables:

Investment securities purchased	—	1,584,138	—	—

Capital shares redeemed	—	17,460	—	—

Advisory fees (Note 3)	3,182	3,615	607	690
Total Liabilities	263,115	1,605,213	133,836	9,402
NET ASSETS	$8,876,486	$10,726,837	$1,713,563	$1,996,898
NET ASSETS:

Paid-in capital	$10,007,943	$7,583,250	$2,500,100	$2,501,665

Undistributed (Distributions in excess of) net investment income	(4,093)	(33,180)	(427)	3,319

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(865,904)	3,389,236	(652,775)	(499,264)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(261,460)	(212,469)	(133,335)	(8,822)
NET ASSETS	$8,876,486	$10,726,837	$1,713,563	$1,996,898
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,004	400,004	100,004	100,004
Net asset value per share	$22.19	$26.82	$17.13	$19.97

See Notes to Financial Statements.

20	WisdomTree Currency Income Funds

Statements of Operations (unaudited)

WisdomTree Currency Income Funds

For the Six Months Ended February 28, 2009

	WisdomTree U.S. Current Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Euro Fund
INVESTMENT INCOME:

Interest	$77,453	$355,755	$862,437	$225,376
Total investment income	77,453	355,755	862,437	225,376
EXPENSES:

Advisory fees (Note 3)	23,305	154,298	358,437	28,378
Total expenses	23,305	154,298	358,437	28,378
Net investment income	54,148	201,457	504,000	196,998
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	171	(3,076)	(5,880)	(36)

Foreign currency related transactions	—	(30,710,613)	(475,318)	(2,491,007)
Net realized gain (loss)	171	(30,713,689)	(481,198)	(2,491,043)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	2,011	(7,172)	10,254	(30,284)

Translation of assets and liabilities denominated in foreign currencies	—	1,041,268	846,902	31,790
Net change in unrealized appreciation	2,011	1,034,096	857,156	1,506
Net realized and unrealized gain (loss) on investments	2,182	(29,679,593)	375,958	(2,489,537)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,330	$(29,478,136)	$879,958	$(2,292,539)

See Notes to Financial Statements.

WisdomTree Currency Income Funds	21

Statements of Operations (unaudited) (concluded)

WisdomTree Currency Income Funds

For the Six Months Ended February 28, 2009

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
INVESTMENT INCOME:

Interest[1]	$33,404	$45,043	$7,923	$8,122
Total investment income	33,404	45,043	7,923	8,122
EXPENSES:

Advisory fees (Note 3)	21,547	35,610	4,399	4,803
Total expenses	21,547	35,610	4,399	4,803
Net investment income	11,857	9,433	3,524	3,319
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	(46)	1	(26)

Foreign currency related transactions	(653,052)	3,389,281	(652,771)	(425,377)
Net realized gain (loss)	(653,052)	3,389,235	(652,770)	(425,403)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(730)	(325,993)	78	77

Translation of assets and liabilities denominated in foreign currencies	(218,656)	34,075	22,686	(82,562)
Net change in unrealized appreciation (depreciation)	(219,386)	(291,918)	22,764	(82,485)
Net realized and unrealized gain (loss) on investments	(872,438)	3,097,317	(630,006)	(507,888)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(860,581)	$3,106,750	$(626,482)	$(504,569)
[1]	Net of foreign withholding tax of $0, $935, $0 and $0, respectively.

See Notes to Financial Statements.

22	WisdomTree Currency Income Funds

Statements of Changes in Net Assets

WisdomTree Currency Income Funds

	WisdomTree U.S. Current Income Fund		WisdomTree Dreyfus Brazilian Real Fund		WisdomTree Dreyfus Chinese Yuan Fund		WisdomTree Dreyfus Euro Fund
	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 20, 2008* through August 31, 2008	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008* through August 31, 2008	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008* through August 31, 2008	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008* through August 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$54,148	$122,600	$201,457	$555,164	$504,000	$1,151,391	$196,998	$233,183

Net realized gain (loss) on investments and foreign currency related transactions	171	(89)	(30,713,689)	2,385,414	(481,198)	(594,158)	(2,491,043)	(973,769)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,011	(1,801)	1,034,096	(686,493)	857,156	(281,808)	1,506	(105,238)
Net increase (decrease) in net assets resulting from operations	56,330	120,710	(29,478,136)	2,254,085	879,958	275,425	(2,292,539)	(845,824)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(68,880)	(107,057)	(555,163)	—	(1,711,010)	—	(481,010)	—

Capital gains	—	—	(1,705,512)	—	—	—	—	—
Total dividends and distributions	(68,880)	(107,057)	(2,260,675)	—	(1,711,010)	—	(481,010)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	30,019,515	4,742,422	135,354,931	5,162,893	294,264,044	38,157	29,743,668

Cost of shares redeemed	(10,003,097)	(10,011,043)	(35,814,592)	(15,868,821)	(202,731,296)	(10,146,638)	(8,316,934)	(9,641,908)
Net increase (decrease) in net assets resulting from capital share transactions	(10,003,097)	20,008,472	(31,072,170)	119,486,110	(197,568,403)	284,117,406	(8,278,777)	20,101,760
Net Increase (Decrease) in Net Assets	(10,015,647)	20,022,125	(62,810,981)	121,740,195	(198,399,455)	284,392,831	(11,052,326)	19,255,936
NET ASSETS:

Beginning of period	$20,022,225	$100	$121,740,295	$100	$284,392,931	$100	$19,256,036	$100

End of period	$10,006,578	$20,022,225	$58,929,314	$121,740,295	$85,993,476	$284,392,931	$8,203,710	$19,256,036

Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$811	$15,543	$201,458	$555,164	$(55,619)	$1,151,391	$(48,208)	235,804
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,004	4	4,600,004	4	11,200,004	4	800,004	4

Shares created	—	1,200,000	200,000	5,200,000	200,000	11,600,000	—	1,200,000

Shares redeemed	(400,000)	(400,000)	(1,600,000)	(600,000)	(8,000,000)	(400,000)	(400,000)	(400,000)
Shares outstanding, end of period	400,004	800,004	3,200,004	4,600,004	3,400,004	11,200,004	400,004	800,004
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	23

Statements of Changes in Net Assets (unaudited) (concluded)

WisdomTree Currency Income Funds

	WisdomTree Dreyfus Indian Rupee Fund		WisdomTree Dreyfus Japanese Yen Fund		WisdomTree Dreyfus New Zealand Dollar Fund		WisdomTree Dreyfus South African Rand Fund
	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008* through August 31, 2008	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 21, 2008* through August 31, 2008	For the Six Months Ended February 28, 2009 (unaudited)	For the Period June 25, 2008* through August 31, 2008	For the Six Months Ended February 28, 2009 (unaudited)	For the Period June 25, 2008* through August 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$11,857	$61,535	$9,433	$11,159	$3,524	$8,900	$3,319	$8,741

Net realized gain (loss) on investments and foreign currency related transactions	(653,052)	(212,852)	3,389,235	(809,782)	(652,770)	(5)	(425,403)	78,919

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(219,386)	(42,074)	(291,918)	79,449	22,764	(156,099)	(82,485)	73,663
Net increase (decrease) in net assets resulting from operations	(860,581)	(193,391)	3,106,750	(719,174)	(626,482)	(147,204)	(504,569)	161,323
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(77,485)	—	(54,376)	—	(12,851)	—	(8,741)	—

Capital gains	—	—	—	—	—	—	(152,780)	—
Total dividends and distributions	(77,485)	—	(54,376)	—	(12,851)	—	(161,521)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,180,288	14,902,905	25,363	39,782,916	—	2,500,000	1,565	2,500,000

Cost of shares redeemed	(9,155,212)	(4,920,138)	(11,718,546)	(19,696,196)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	25,076	9,982,767	(11,693,183)	20,086,720	—	2,500,000	1,565	2,500,000
Net Increase (Decrease) in Net Assets	(912,990)	9,789,376	(8,640,809)	19,367,546	(639,333)	2,352,796	(664,525)	2,661,323
NET ASSETS:

Beginning of period	$9,789,476	$100	$19,367,646	$100	$2,352,896	$100	$2,661,423	$100

End of period	$8,876,486	$9,789,476	$10,726,837	$19,367,646	$1,713,563	$2,352,896	$1,996,898	$2,661,423

Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(4,093)	$61,535	$(33,180)	$11,763	$(427)	$8,900	$3,319	$8,741
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,004	4	800,004	4	100,004	4	100,004	4

Shares created	400,000	600,000	—	1,600,000	—	100,000	—	100,000

Shares redeemed	(400,000)	(200,000)	(400,000)	(800,000)	—	—	—	—
Shares outstanding, end of period	400,004	400,004	400,004	800,004	100,004	100,004	100,004	100,004
*	Commencement of investment operations.

See Notes to Financial Statements.

24	WisdomTree Currency Income Funds

Financial Highlights

WisdomTree Currency Income Funds

February 28, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Current Income Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 20, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.03	$25.00
Investment operations:
Net investment income[2]	0.07	0.15
Net realized and unrealized gain (loss)	0.01	(— )@
Total from investment operations	0.08	0.15
Dividends to shareholders:
Net investment income	(0.09)	(0.12)
Total dividends to shareholders	(0.09)	(0.12)
Net asset value, end of period	$25.02	$25.03

TOTAL RETURN[3]	0.30%	0.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,007	$20,022
Ratio to average net assets of:
Net expenses	0.25%[4]	0.25%[4]
Net investment income	0.58%[4]	2.09%[4]

WisdomTree Dreyfus Brazilian Real Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$26.47	$25.19
Investment operations:
Net investment income[2]	0.06	0.15
Net realized and unrealized gain (loss)	(7.41)	1.13
Total from investment operations	(7.35)	1.28
Dividends and distributions to shareholders:
Net investment income	(0.17)	—
Capital gains	(0.53)	—
Total dividends and distributions to shareholders	(0.70)	—
Net asset value, end of period	$18.42	$26.47

TOTAL RETURN[3]	(27.68)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$58,929	$121,740
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%[4]
Net investment income	0.59%[4]	1.99%[4]

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

@	Amount less than $0.01.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	25

Financial Highlights (continued)

WisdomTree Currency Income Funds

February 28, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Chinese Yuan Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.39	$24.87
Investment operations:
Net investment income[2]	0.08	0.14
Net realized and unrealized gain	0.30	0.38
Total from investment operations	0.38	0.52
Dividends to shareholders:
Net investment income	(0.48)	—
Total dividends to shareholders	(0.48)	—
Net asset value, end of period	$25.29	$25.39

TOTAL RETURN[3]	1.50%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$85,993	$284,393
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%[4]
Net investment income	0.63%[4]	2.04%[4]

WisdomTree Dreyfus Euro Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.07	$25.04
Investment operations:
Net investment income[2]	0.27	0.29
Net realized and unrealized loss	(3.23)	(1.26)
Total from investment operations	(2.96)	(0.97)
Dividends to shareholders:
Net investment income	(0.60)	—
Total dividends to shareholders	(0.60)	—
Net asset value, end of period	$20.51	$24.07

TOTAL RETURN[3]	(12.55)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,204	$19,256
Ratio to average net assets of:
Net expenses	0.35%[4]	0.35%[4]
Net investment income	2.43%[4]	3.73%[4]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

26	WisdomTree Currency Income Funds

Financial Highlights (continued)

WisdomTree Currency Income Funds

February 28, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Indian Rupee Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.47	$24.69
Investment operations:
Net investment income[2]	0.03	0.15
Net realized and unrealized loss	(2.12)	(0.37)
Total from investment operations	(2.09)	(0.22)
Dividends to shareholders:
Net investment income	(0.19)	—
Total dividends to shareholders	(0.19)	—
Net asset value, end of period	$22.19	$24.47

TOTAL RETURN[3]	(8.56)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,876	$9,789
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%[4]
Net investment income	0.25%[4]	1.93%[4]

WisdomTree Dreyfus Japanese Yen Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period May 21, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.21	$25.45
Investment operations:
Net investment income[2]	0.01	0.01
Net realized and unrealized gain (loss)	2.67	(1.25)
Total from investment operations	2.68	(1.24)
Dividends to shareholders:
Net investment income	(0.07)	—
Total dividends to shareholders	(0.07)	—
Net asset value, end of period	$26.82	$24.21

TOTAL RETURN[3]	11.05%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,727	$19,368
Ratio to average net assets of:
Net expenses	0.35%[4]	0.35%[4]
Net investment income	0.09%[4]	0.20%[4]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	27

Financial Highlights (concluded)

WisdomTree Currency Income Funds

February 28, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus New Zealand Dollar Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.53	$24.93
Investment operations:
Net investment income[2]	0.04	0.09
Net realized and unrealized loss	(6.31)	(1.49)
Total from investment operations	(6.27)	(1.40)
Dividends to shareholders:
Net investment income	(0.13)	—
Total dividends to shareholders	(0.13)	—
Net asset value, end of period	$17.13	$23.53

TOTAL RETURN[3]	(26.72)%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,714	$2,353
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%[4]
Net investment income	0.36%[4]	1.96%[4]

WisdomTree Dreyfus South African Rand Fund	For the Six Months Ended February 28, 2009 (unaudited)	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$26.61	$25.35
Investment operations:
Net investment income[2]	0.03	0.09
Net realized and unrealized gain (loss)	(5.05)	1.17
Total from investment operations	(5.02)	1.26
Dividends and distributions to shareholders:
Net investment income	(0.09)	—
Capital gains	(1.53)	—
Total dividends and distributions to shareholders	(1.62)	—
Net asset value, end of period	$19.97	$26.61

TOTAL RETURN[3]	(18.99)%	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,997	$2,661
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%[4]
Net investment income	0.31%[4]	1.78%[4]
[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

28	WisdomTree Currency Income Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of February 28, 2009, the Trust offered 50 investment funds. These financial statements relate only to the WisdomTree U.S. Current Income Fund (“U.S. Current Income Fund”), WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008. The U.S. Current Income Fund and the Japanese Yen Fund commenced operations on May 20, 2008 and May 21, 2008, respectively, and both the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

Guarantees

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, as the mean between the most recently quoted bid and asked prices. The value of certain portfolio debt securities, other than temporary investments in short-term securities, takes into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation;

WisdomTree Currency Income Funds	29

Notes to Financial Statements (unaudited) (continued)

(vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of February 28, 2009 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 - Quoted Prices Valuation Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Current Income Fund	$—	$9,944,509	$—	$9,944,509
Brazilian Real Fund	—	59,893,467	—	59,893,467
Chinese Yuan Fund	—	85,287,698	—	85,287,698
Euro Fund	—	8,191,109	—	8,191,109
Indian Rupee Fund	—	8,595,895	—	8,595,895
Japanese Yen Fund	—	10,731,365	—	10,731,365
New Zealand Dollar Fund	—	1,831,740	—	1,831,740
South African Rand Fund	—	1,990,183	—	1,990,183

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations.

Expenses — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements, may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Currency Contracts — Each Fund may enter into forward currency contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

30	WisdomTree Currency Income Funds

Notes to Financial Statements (unaudited) (continued)

The following forward currency exchange contracts were open at February 28, 2009:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	4/2/09	BRL	141,164,502	USD	58,802,476	$361,366
Chinese Yuan Fund	3/13/09	CNY	482,773,419	USD	70,531,945	$478,485
	3/13/09	CNY	105,783,694	USD	15,454,724	104,844
						$583,329
Indian Rupee Fund	5/20/09	INR	471,231,195	USD	9,054,778	$(259,933)
New Zealand Dollar Fund	3/18/09	NZD	3,394,983	USD	1,698,534	$(133,229)
South African Rand Fund	5/13/09	ZAR	19,711,863	USD	1,930,672	$(8,899)
	5/13/09	ZAR	649,063	USD	63,572	187
						$(8,712)

Currency Legend:

BRL – Brazilian Real

CNY – Chinese Yuan

INR – Indian Rupee

NZD – New Zealand Dollar

USD – U.S. Dollar

ZAR – South African Rand

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees — WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, Mellon Capital Management Corporation (for the U.S. Current Income Fund) and The Dreyfus Corporation (for the International Currency Income Funds), all accounting, administration, custody, transfer agent fees to The Bank of New York Mellon Corporation, tax and audit services, as well as printing and postage.

WisdomTree Currency Income Funds	31

Notes to Financial Statements (unaudited) (continued)

Fund	Fee Rate
U.S. Current Income Fund	0.25%
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Euro Fund	0.35%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
New Zealand Dollar Fund	0.45%
South African Rand Fund	0.45%

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the six months ended February 28, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2009, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

5. FEDERAL INCOME TAXES

At February 28, 2009, the cost of investments for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Current Income Fund	$9,944,229	$2,255	$(2,045)	$210
Brazilian Real Fund	59,907,230	9	(13,772)	(13,763)
Chinese Yuan Fund	85,295,680	1,154	(9,136)	(7,982)
Euro Fund	8,295,171	1,666	(105,728)	(104,062)
Indian Rupee Fund	8,597,422	188	(1,715)	(1,527)
Japanese Yen Fund	10,952,587	—	(221,222)	(221,222)
New Zealand Dollar Fund	1,831,846	—	(106)	(106)
South African Rand Fund	1,990,293	—	(110)	(110)

The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statement of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds’ financial statements.

6. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements.

32	WisdomTree Currency Income Funds

Notes to Financial Statements (unaudited) (concluded)

7. SUBSEQUENT EVENTS

The U.S. Current Income Fund (Ticker Symbol: USY) will change its investment objective and be renamed beginning on or about May 25, 2009. The Fund’s current objective is to earn current income while preserving capital and maintaining liquidity by investing primarily in very short-term, high-quality money market securities. Current market conditions have lowered investment yields on short-term instruments. This has presented a challenging environment for portfolios, including the Fund, that invest in money market securities. In order to attempt to generate more income while maintaining the Fund’s focus on high-quality, investment grade instruments, beginning in May, the Fund will increase its investment in government securities and other instruments with relatively longer remaining maturities.

To better reflect this change in focus, the Fund will be renamed the WisdomTree U.S. Short-Term Government Income Fund. The Fund’s new investment objective will be to seek to generate current income and total return in a manner that is consistent with low fluctuations in principal value by investing primarily in very short-term government securities. The Fund’s average portfolio maturity will be extended from 3 months or less to 6 months or less. The Fund will focus its portfolio investments on investment grade government securities, including Treasury and Agency securities, and government-supported corporate bonds.

On or about July 1, 2009 each of the Currency Funds listed below will change its investment objective to seek to achieve total returns reflective of both money market rates in the applicable country available to foreign investors and changes in value of that country’s currency relative to the U.S. Dollar. The change is not intended to have a material effect on the day-to-day management of the Funds or the Funds’ investment strategy. Rather, the change is intended simply to better reflect the Funds’ focus on providing exposure to changes in the value of the respective foreign currency relative to the U.S. Dollar.

The new investment objectives for the Funds affected are listed below:

Fund	New Investment Objective
Brazilian Real Fund (Ticker Symbol: BZF)	To seek to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian Real relative to the U.S. Dollar
Chinese Yuan Fund (Ticker Symbol: CYB)	To seek to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese Yuan relative to the U.S. Dollar
Indian Rupee Fund (Ticker Symbol: ICN)	To seek to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian Rupee relative to the U.S. Dollar
New Zealand Dollar Fund (Ticker Symbol: BNZ)	To seek to achieve total returns reflective of both money market rates in New Zealand available to foreign investors and changes in value of the New Zealand Dollar relative to the U.S. Dollar
South African Rand Fund (Ticker Symbol: SZR)	To seek to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African Rand relative to the U.S. Dollar

WisdomTree does not believe the planned changes will generate any significant tax consequences for current investors in the Funds.

WisdomTree Currency Income Funds	33

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust’s website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

34	WisdomTree Currency Income Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of February 28, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan Equity Income Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings and Growth Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk , interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with WisdomTree, The Dreyfus Corporation or Mellon Capital Management Corp.

WIS001795 (4/2010)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Amendments to Code of Ethics—Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:_/s/ Jonathan L. Steinberg

Name: Jonathan L. Steinberg

Title: President

Date: May 1, 2009

By:_/s/ Amit Muni

Name: Amit Muni

Title: Treasurer

Date: May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan L. Steinberg

Name: Jonathan L. Steinberg

Title: President

Date: May 1, 2009

By: /s/ Amit Muni

Name: Amit Muni

Title: Treasurer

Date: May 1, 2009